SUPPLEMENT DATED APRIL 5, 2022
to

PROSPECTUS DATED DECEMBER 31, 2003
FOR KEYPORT ADVISOR CHARTER

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KEYPORT VARIABLE ACCOUNT A

This supplement contains information regarding changes to an investment option that is available under your Contract.

Effective on or about May 1, 2022, the name of the following investment option will be changed:

Current Name	New Name

AB Global Thematic Growth Portfolio	AB Sustainable Global Thematic Portfolio

THE CONTRACT REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.